Note 17 - Loss Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
17.	Loss per share

	For the year ended December 31, 2017	For the year ended December 31, 2016

Numerator
Net loss for the year	$8,065,072	$5,740,492
Denominator
Weighted average shares - basic	87,400,255	80,158,312
Stock options	-	-
Denominator for diluted loss per share	87,400,255	80,158,312

Loss per share - basic and diluted	$(0.09)	$(0.07)

For the above-mentioned periods, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive.